J.P. Morgan Series Trust II
Supplement dated June 22, 2000, to the following Prospectus:

J.P. Morgan Series Trust II combined prospectus dated April 3, 2000

The second paragraph under the heading "Portfolio Management" on page 5 with respect to J.P. Morgan Small Company Portfolio, is hereby replaced with the following:


     The portfolio management team is led by Marian U. Pardo, managing director, Alexandra F. Wells, vice president, and Daniel J. Anniello, vice president. Ms. Pardo has been at J.P. Morgan since 1968, except for five months in 1998 when she was president of a small investment management firm. Prior to managing the fund, Ms. Pardo managed small and large cap equity portfolios, equity and convertible funds, and several institutional portfolios. Ms.Wells joined the team in March 1998 and has been with J.P. Morgan since 1992. Prior to managing the fund, Ms. Wells managed large cap equity portfolios, and prior to that served as an equity research analyst. Mr. Anniello has been a small company portfolio manager since 2000 and employed by J.P. Morgan since 1997. Prior to joining J.P. Morgan, Mr. Anniello worked at Warburg Pincus Asset Management and the U.S. Securities and Exchange Commission.

J.P. Morgan Series Trust II
Supplement dated June 22, 2000, to the following Prospectus:

J.P. Morgan Series Trust II prospectus dated April 3, 2000

The second paragraph under the heading "Portfolio Management" on page 1 with respect to J.P. Morgan Small Company Portfolio, is hereby replaced with the following:


     The portfolio management team is led by Marian U. Pardo, managing director, Alexandra F. Wells, vice president, and Daniel J. Anniello, vice president. Ms. Pardo has been at J.P. Morgan since 1968, except for five months in 1998 when she was president of a small investment management firm. Prior to managing the fund, Ms. Pardo managed small and large cap equity portfolios, equity and convertible funds, and several institutional portfolios. Ms.Wells joined the team in March 1998 and has been with J.P. Morgan since 1992. Prior to managing the fund, Ms. Wells managed large cap equity portfolios, and prior to that served as an equity research analyst. Mr. Anniello has been a small company portfolio manager since 2000 and employed by J.P. Morgan since 1997. Prior to joining J.P. Morgan, Mr. Anniello worked at Warburg Pincus Asset Management and the U.S. Securities and Exchange Commission.